Supplement to theFidelity® Global High Income Fund and Fidelity® High Income FundClass A, Class M, Class C, Class I and Class ZJune 29, 2020STATEMENT OF  ADDITIONAL INFORMATION

The following information supplements information for Fidelity Global High Income Fund ® found in the “Management Contract” section.

The following table provides information relating to other accounts managed by Mr. Pang as of July 31, 2020:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	12	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$10	$15,449	$57
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity ® Global High Income Fund managed by Mr. Pang ($10 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of July 31, 2020, the dollar range of shares of Fidelity ® Global High Income Fund beneficially owned by Mr. Pang was none.

The following table provides information relating to other accounts managed by Mr. Ryu as of July 31, 2020:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	12	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$10	$15,449	$57
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity ® Global High Income Fund managed by Mr. Ryu ($10 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of July 31, 2020, the dollar range of shares of Fidelity ® Global High Income Fund beneficially owned by Mr. Ryu was none.

AGHI-AGHIIB-20-011.932871.108	October 14, 2020

Supplement to theFidelity® Global High Income FundJune 29, 2020STATEMENT OF  ADDITIONAL INFORMATION

The following information supplements information found in the “Management Contract” section.

The following table provides information relating to other accounts managed by Mr. Pang as of July 31, 2020:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	12	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$10	$15,449	$57
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity ® Global High Income Fund managed by Mr. Pang ($10 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of July 31, 2020, the dollar range of shares of Fidelity ® Global High Income Fund beneficially owned by Mr. Pang was none.

The following table provides information relating to other accounts managed by Mr. Ryu as of July 31, 2020:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	12	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$10	$15,449	$57
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity ® Global High Income Fund managed by Mr. Ryu ($10 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of July 31, 2020, the dollar range of shares of Fidelity ® Global High Income Fund beneficially owned by Mr. Ryu was none.

GHIB-20-011.932870.106	October 14, 2020